Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[1],[2]	$ 1,935	$ 903
Carrying amount of hedging derivatives liabilities	[1],[2]	(2,987)	(662)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[3]	(7,283)	(1,202)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[3]	7,390	1,182
Ineffectiveness recorded in non-interest revenue - other		(33)	(5)
Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		(480)	1,005
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		503	(1,016)
Ineffectiveness recorded in non-interest revenue - other		23	(11)
Carrying amount of the hedged item	[4]	(24,913)	18,259
Active hedges		238	35
Discontinued hedges		547	(29)
Fair Value Hedges [member] | Securities and loans [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[1]	2,633	1,649
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[1]	(2,625)	(1,654)
Ineffectiveness recorded in non-interest revenue - other	[1]	8	(5)
Carrying amount of the hedged item	[1],[4]	36,394	49,789
Active hedges	[1]	(2,603)	156
Discontinued hedges	[1]	122	62
Fair Value Hedges [member] | Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[1]	(3,113)	(644)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[1]	3,128	638
Ineffectiveness recorded in non-interest revenue - other	[1]	15	(6)
Carrying amount of the hedged item	[1],[4]	(61,307)	(31,530)
Active hedges	[1]	2,841	(121)
Discontinued hedges	[1]	$ 425	$ (91)

[1]	Includes the fair value of USD-EUR cross-currency swaps and bond futures rounded down to $nil million as at October 31, 2022 (we held no USD-EUR cross-currency swaps and bond futures as at October 31, 2021).
[2]	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
[3]	Represents life to date amounts.
[4]	Represents the carrying value in the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.